Promissory Notes - Schedule of Notes Payable (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes payable beginning balance	$ 367,058	$ 267,881	$ 287,425
Payment	(53,847)		(19,544)
Reclassification		99,177
Notes payable ending balance	$ 313,211	$ 367,058	$ 267,881